Contractual Commitments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Contractual Commitments
34.	CONTRACTUAL COMMITMENTS
34.a) Extension of concessions or exploration permits
In fiscal year ended December 31, 2021, the Group obtained exploitation concessions and exploration permits which include commitments to make certain investments and expenditures and to maintain activity levels. The main features of the most significant agreements, concessions and permits are described below.

•	Loma Negra and La Yesera
On March 30, 2021, YPF jointly with its partners CAPEX S.A., Metro Holding S.A. and Corporación Financiera Internacional in Loma Negra area, and, additionally, San Jorge Energy S.A, in La Yesera area, executed agreements with the Province of Río Negro for the extension of the exploitation concessions of the mentioned areas for ten years, until 2034 and 2037, respectively. On April 20, 2021, those extension agreements were ratified by Provincial Decrees No. 345/2021 and 346/2021, respectively.
The extension agreement for La Yesera area provides an option for YPF, whereby the Company had a term of 90 days to extend such exploitation concession until 2037. In June 2021, the Company communicated the Province of Río Negro its decision not to extend the concession, and therefore, its interest in La Yesera area shall terminate in 2027.
•	Bajo del Toro
On November 26, 2021, Provincial Decree No. 2,004/2021 was published in the BO, authorizing the subdivision of Bajo del Toro area into the following blocks: (i) Bajo del Toro Norte; and (ii) Bajo del Toro.
Under the same Decree, YPF, Bajo del Toro I S.R.L. (a company absorbed by YPF under the merger in 2019) and Equinor Argentina B.V. Sucursal Argentina (“Equinor”) were granted a CENCH in Bajo del Toro Norte area for a term of 35 years, and access to a second exploratory period in Bajo del Toro area for a term of 4 years.
YPF and Equinor have agreed to execute a five-year pilot plan in the CENCH obtained in Bajo del Toro Norte area, consisting of the drilling of 14 horizontal wells for the purpose of exploring Vaca Muerta formation and related surface installations with an estimated investment of US$ 118, and 1 vertical well in Bajo del Toro area with an estimated investment of US$ 3 million.

•	Letter of intent with the Province of Mendoza
On July 26, 2021, YPF signed a Letter of Intent with the Province of Mendoza, whereby, among other things, the parties, subject to the compliance of certain conditions and obtaining the respective approvals, agreed as follows: (i) to migrate production from secondary to tertiary recovery in certain areas owned by YPF; (ii) the Province of Mendoza will proceed to grant a royalty rate reduction, applicable to hydrocarbons produced by tertiary recovery wells; (iii) in 2022, YPF will start drilling 2 pilot wells in certain areas of its property for the purpose of exploring the Vaca Muerta formation and verifying its technical and economic potential; and (iv) the reversion of Loma de La Mina and Puesto Molina Norte areas, from the date of the original expiration of the concessions.
On August 12, 2021, the Letter of Intent was ratified by Provincial Decree No. 1,117/2021.
In January 2022, YPF was notified of Administrative Decision No. 01/2022, whereby the Province of Mendoza approved the reversion of Loma de La Mina area and its transfer to a new operator.

•	Exploration agreement in the Charagua block (Bolivia)
On July 26, 2017, the agreement with Yacimientos Petrolíferos Fiscales Bolivianos (“YPFB”) to begin the exploration work in Charagua, Bolivia, originally signed in January of 2017, was notarized. Moreover, the plan for exploration and exploitation activities in Bolivian territory was presented.
In October 2017, an agreement was reached regarding the terms for the assignment to YPFB Chaco S.A. of 40% on the Services Contract subscribed with YPFB for the exploration of the block. Moreover, the assignment agreement was executed on January 25, 2018.The formal approval of the Legislative Assembly of the Plurinational State of Bolivia for it to become effective has not yet been granted.
Should the expected commercial discovery be made, a Mixed Economy Company will be created by YPFB, YPF E&P (indirect subsidiary of YPF) and YPFB Chaco S.A., with an interest of 51%, 29.4% and 19.6%, respectively.
In 2020, the suspension of the deadlines of the first exploratory period was requested due to the
COVID-19
health emergency, which was approved by YPFB on January 4, 2021 under DEEA Resolution No.001-2021; extending the expiration of the term to May 26, 2021.
On May 25, 2021, Law No. 1,376 was enacted, which approved the amendment to the Oil Services Contract for the exploration and exploitation of the Charagua block executed by YPF E&P and YPFB, whereby YPF E&P assigned 40% of its whole interest and rights and duties under said Agreement to YPFB Chaco S.A. The process of notarization of the Contract is underway.
Besides, and given the continuing health emergency caused by the
COVID-19
pandemic which caused the suspension of the deadlines of the exploratory period due to a force majeure event, the first phase of the exploratory term was extended to June 4, 2021. Consequently, the second phase of the exploratory period will terminate on June 2023.
34.b) Project investment and assignment agreements
The Group has executed agreements related to investments, acquisitions and concession of areas. The main characteristics of the most relevant agreements executed in fiscal year ended December 31, 2021, or which generated a significant economic effect in fiscal years ended December 31, 2020 and 2019 are outlined below.

•	Agreements for the development of the Chihuído de la Sierra Negra Sudeste– Narambuena area
In April 2014, YPF and subsidiaries of Chevron Corporation (“Chevron”) signed a new investment project agreement for the joint exploration of unconventional hydrocarbons in the Province of Neuquén, within the area known as Chihuido de la Sierra Negra Sudeste – Narambuena. The investment will be undertaken exclusively by, and at the sole risk of, Chevron. The investment was disbursed in two stages and there may be a third stage to be agreed in the future based on the results obtained from the exploration of the area.
To this end, the Company and Chevron executed the necessary agreements to implement the assignment to Compañía de Desarrollo No Convencional S.R.L (“CDNC”) of (i) a 50% share in the Narambuena Exploration Project area and (ii) a 7% legal interest in the Exploitation Concession of Chihuido de la Sierra Negra in the provinces of Neuquén and Mendoza. However, Chevron’s contractual rights are limited to the Narambuena area, as YPF will hold 100% ownership of the conventional production and reserves outside the project area and Desfiladero Bayo field. In 2008, the concession of the area was extended until November 14, 2027.
Stage I was completed in 2018 and Stage II began in April 2018, which was completed in April 2021, with total contributions from the CDNC for Stage I and II amounting to US$ 114.4 million. In January 2022, Chevron ratified its decision to exercise the option to begin Stage III of the unconventional investment project in Narambuena area.

•	Acquisition of Aguada del Chañar area
On June 25, 2019, YPF received a notice from IEASA informing YPF that it was awarded the National and International Public Tender No. ADCH 01/2019, related to the assignment by IEASA of 100% of the conventional and unconventional exploitation, and transportation concession granted on the Aguada del Chañar area, located in the Province of Neuquén, together with all its assets and facilities. YPF won said Public Tender with a US$ 96 million bid.
On June 28, 2019, Decree No. 1,096/2019 was published in the BO of the Province of Neuquén, authorizing such assignment. On the same date, IEASA and YPF signed the final agreements and formalized the assignment.
In light of the foregoing, the Group has recorded, for fiscal year ended December 31, 2019, the Group has recorded an exploratory mining property in the amount of 4,055 in “Intangible Assets”.

•	Assignment agreement of CAN 100 exploration permit (offshore) – Block E-1 Reconversion
On October 8, 2019, YPF and Equinor executed an agreement whereby Equinor woild acquire a 50% interest in the CAN 100 area, while YPF kept a 50% interest in such area. The Agremment would become effective subject to certain conditions precedent.
On April 16, 2020, having met the conditions agreed in the assignment agreement, including the approval of the assignment pursuant to section 72 of the Hydrocarbons Law by the SE, which was granted under Resolution No. 55/2020, the transaction was settled, and therefore YPF assigned its 50% interest in the area and the operation to Equinor. On April 22, 2020, YPF received US$ 22 million. In the light of the above, the Group recorded a profit of 1,457 included in “Other net operating results”.
On January 14, 2021, YPF and Shell Argentina S.A. (“Shell Argentina”) and Equinor and Shell Argentina executed both agreements whereby YPF and Equinor transferred to Shell Argentina a 15% interest in the area CAN 100, respectively, and therefore YPF kept a 35% interest in such area. The effectiveness of these agreements was subject to certain conditions precedent, including the approval of the assignments by the SE, which authorized on April 23, 2012. This assignment required the payment by Shell Argentina to YPF of the outstanding price of US$ 5 million. Besides, on December 14, 2021, Shell Argentina paid YPF an additional amount of US$ 5 million given the compliance with certain conditions under the assignment agreement.
•	Assigment of Bandurria Sur area
On January 2020, YPF was notified of the acquisition by Shell Argentina and Equinor Argentina AS (Argentina Branch) (jointly, the “Consortium”) of the entire share package of SPM Argentina S.A. (“SPM”). This assignment required payment by SPM to YPF of the outstanding price of US$ 105 million. In the light of the foregoing, the Group recorded a profit of 6,356 included in “Other net operating results”.
On March 5, 2020, YPF executed an agreement assigning to Bandurria Sur Investments S.A. (“BSI”, formerly named SPM), an affiliate of Shell Argentina and Equinor Argentina AS (Argentina Branch), an 11% interest in Bandurria Sur area. On April 29, 2020, Decree No. 512/2020 was issued, under which the Province of Neuquén approved the assignment to BSI. On May 14, 2020, YPF and BSI executed the final contracts for the joint exploitation of hydrocarbons in the area, thereby complying with the conditions precedent for the entry into force of the agreement for the assignment of 11% of the unconventional exploitation concession of the area to BSI. Consequently, YPF will continue to be the operator of the area, keeping a 40% interest in the concession, while BSI will have a 60% interest. In the light of the foregoing, as of December 31, 2020, the Group
recorded a profit of 4,420 included in “Other net operating results”.

•	Assignment agreement of the Bajo del Piche, Barranca de Los Loros, El Medanito and El Santiagueño areas
On June 11, 2018, YPF and Petróleos Sudamericanos S.A. (“PS”) entered into an agreement for the assignment of 100% of the exploitation concessions over the areas known as Bajo del Piche, Barranca de Los Loros, El Medanito and El Santiagueño, located in the provinces of Neuquén and Río Negro for an amount of US$ 22 million.
On December 2, 2018, by Decree No. 1,677/2018, the Province of Río Negro approved the assignment. Also, on December 20, 2018, YPF and PS signed the documents required to execute the assignment.
On January 2, 2019, YPF and PS signed a memorandum whereby from such date PS took possession of the facilities located in such areas, taking responsibility for the same and releasing YPF from its role as operator of those exploitation concessions.
In the light of the foregoing, as of December 31, 2019
,
the Group recorded a profit of 1,523 included in “Other net operating results”.

•	Assignment agreement of Río Mayo and Sarmiento areas
On August 2, 2019, YPF and Capetrol Argentina S.A. (“Capetrol”) executed an assignment agreement whereby YPF assigned to Capetrol 100% of the exploitation concessions over the Río Mayo and Sarmiento areas, located in the Province of Chubut. The agreement contemplates the assignment of the concession for an amount of US$ 1 million.
On October 25, 2019, under Decree No. 1,185/2019, the Province of Chubut approved the said assignment. Additionally, on October 28, 2019 YPF and Capetrol subscribed the documents required to formally execute the assignment.
In the light of the foregoing, as of December 31, 2019
,
the Group recorded a loss of 187 included under “Other net operating results”.

•	Assignment agreement of the Al Sur de la Dorsal, Anticlinal Campamento, Dos Hermanas and Ojo de Agua areas
On December 20, 2018, YPF and Oilstone Energía S.A. (“OESA”) entered into an assignment agreement whereby YPF assigned to OESA 100% of the exploitation concessions over the areas known as Al Sur del Dorsal, Anticlinal Campamento, Dos Hermanas and Ojo de Agua, located in the Province of Neuquén, for an amount of US$ 12 million.
On July 24, 2019, under Decree No. 1,346/2019, the Province of Neuquén approved the assignment of such areas. Additionally, on July 31, 2019 YPF and OESA subscribed the documents required to formally execute the assignment.
In the light of the foregoing, as of December 31, 2019, the Group recorded a loss of 558 included in “Other net operating results”.
34.c) Contractual commitments
The Group has signed contracts under which it has agreed to buy certain products and services, and to sell natural gas, liquefied petroleum gas and other products. Some of the mentioned contracts include penalty clauses establishing compensations for the breach of the obligation to receive, deliver or transport the product subject-matter of the contract. The anticipated estimated losses for contracts in progress, if any, considering the compensations mentioned above, have been charged to net income for the fiscal year in which they were identified.
In this respect, the Group has renegotiated certain natural gas export contracts that were affected for regulatory reasons by interruptible and firm gas supply contracts in compliance with the natural gas export regulations effective in Argentina at each given time. As of the date of these financial statements, the Group is performing the activities in compliance with the commitments agreed above. Should the Group fail to comply with those agreements, we could be subject to significant claims, subject to the defenses that the Group might have.
As of December 31, 2021, the exploratory and investment commitments and expenses until the completion of the most significant concessions amount to 573,741.
34.d) Agreement between Exmar Energy Netherlands B.V., Exmar Argentina S.A.U. and Exmar N.V.
On October 19, 2020, the settlement agreement between YPF and the companies Exmar Energy Netherlands B.V., Exmar Argentina S.A.U. and Exmar N.V. became effective, under which, without recognizing any facts or rights, it was decided to terminate the liquefaction barge charter agreement and the liquefaction services agreement of the Tango FLNG liquefaction barge executed on November 20, 2018, and the termination of the arbitration claims initiated by Exmar Energy Netherlands B.V. and Exmar Argentina S.A.U. against YPF on July 15, 2020 before the London Court of International Arbitration (“LCIA”), and therefore, these companies have no further claims against YPF. As a result of this agreement, the Company will pay a total settlement amount of US$ 150 million, which includes a down payment already made of US$ 22 million and the balance be paid in 18 monthly installments recognized in “Other liability”, such payments are secured (see Note 34.e)). As of the date of these consolidated financial statements installments have been paid in compliance with the agreed payment schedule.
As a consequence of this agreement, for fiscal year ended December 31, 2020, the Company recorded a loss of 8,285 under “Other net operating results”.
34.e) Granted guarantees
As of December 31, 2021, the Group issued bank guarantees for an amount of US$ 8 million. YPF assumed other commitments for an amount of US$ 155 million in relation to compliance with obligations of subsidiaries.
As of December 31, 2020, by the agreement described in Note 34.d), the Company granted Argentine Bonds 2029 and 2030 as security for a nominal value of US$ 290 million and OPESSA granted a security in the amount of US$ 30 million. As of December 31, 2021, the security granted by OPESSA for an amount of US$ 25 million is still valid.
In addition, YPF opened a reserve and payment account in New York for holders of Class XVI NOs, whose balance as of December 31, 2021 was US$ 19 million, representing 125% of the debt services of NOs to be paid over the next 6 months, in line with existing foreign exchange regulations.